Deferred Income Tax Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Disclosure of deferred taxes [text block] [Abstract]
Deferred income tax assets and liabilities
17.	Deferred income tax assets and liabilities

	As of January 1, 2019	Effect on profit or loss	Effect on OCI	As of December 31, 2019	Effect on profit or loss	Effect on OCI	Additions IFRS 16	Additions quarry rehabilitation provision	As of December 31, 2020
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Movement of deferred income tax assets:
Deferred income tax assets
Effect of tax-loss carry forward	-	2,614	-	2,614	6,656	-	-	-	9,270
Provision of discounts and bonuses to customers	137	1,895	-	2,032	425	-	-	-	2,457
Provision for vacations	89	1,640	-	1,729	(159)	-	-	-	1,570
Allowance for expected credit losses for trade receivables	69	763	-	832	625	-	-	-	1,457
Allowance for expected credit losses for other receivables	2,665	(1,691)	-	974	-	-	-	-	974
Lease liabilities	-	14	-	14	(131)	-	1,009	-	892
Legal claim contingency	-	-	-	-	461	-	-	-	461
Estimate for devaluation of spare parts and supplies	-	-	-	-	431	-	-	-	431
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	116	82	-	198	29	-	-	-	227
Effect of differences between book and tax bases of inventories.	-	922		922	(867)	-	-	-	55
Other	22	353	-	375	(312)	-	-	-	63
	3,098	6,592	-	9,690	7,158	-	1,009		17,857

Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	-	(2,259)	-	(2,259)	829	-	-	-	(1,430)
Right of use assets	-	(17)	-	(17)	217	-	(1,009)	-	(809)
Other	-	5	-	5	(5)	-	-	-	-
	-	(2,271)	-	(2,271)	1,041	-	(1,009)	-	(2,239)
Total deferred income tax assets	3,098	4,321	-	7,419	8,199	-	-	-	15,618

Movement of deferred income tax liabilities:
Deferred income tax assets
Impairment on brine project assets Salmueras	17,087	-	-	17,087	476	-	-	-	17,563
Impairment of mining assets	7,646	(523)	-	7,123	(207)	-	-	-	6,916
Financial instruments designated at fair value through OCI	-	-	879	879	-	5,172	-	-	6,051
Provision for spare parts and supplies obsolescence	4,231	732	-	4,963	418	-	-	-	5,381
Long-term incentive plan	10,620	(8,109)	-	2,511	1,055	-	-	-	3,566
Provision for vacations	4,125	(1,054)	-	3,071	187	-	-	-	3,258
Quarry rehabilitation provision	238	301	-	539	(52)	-	-	2,294	2,781
Legal claim contingency	-	-	-	-	(140)	-	1,205	-	1,065
Lease liabilities	-	-	-	-	450	-	-	-	450
Allowance for expected credit losses for trade receivables	596	(495)	-	101	-	-	-	-	101
Provision of discounts	994	(994)	-	-	-	-	-	-	-
Effect of differences between book and tax bases of inventories	922	(922)	-	-	-	-	-	-	-
Other	1,621	(1,272)	-	349	(74)	-	-	-	275
	48,080	(12,336)	879	36,623	2,113	5,172	1,205	2,294	47,407

Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(165,366)	(12,082)	-	(177,448)	(12,802)	-	-	(2,294)	(192,544)
Net gain on cash flow hedge	(3,619)	(354)	754	(3,219)	(220)	487	-	-	(2,952)
Financial instruments designated at fair value through OCI	(1,675)	-	1,675	-	-	-	-	-	-
Effect of costs of issuance of senior notes	(864)	(146)	-	(1,010)	240	-	-	-	(770)
Right of use assets	-	-	-	-	242	-	(1,205)	-	(963)
Other	(45)	-	-	(45)	3	-	-	-	(42)
	(171,569)	(12,582)	2,429	(181,722)	(12,537)	487	(1,205)	(2,294)	(197,271)
Total deferred income tax liabilities, net	(123,489)	(24,918)	3,308	(145,099)	(10,424)	5,659	-	-	(149,864)
		(20,597)	3,308		(2,225)	5,659

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities, and the tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

A reconciliation between tax expenses and the product of the accounting profit multiplied by Peruvian tax rate for the years 2020, 2019 and 2018 is as follows:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Accounting profit before income tax	85,898	194,353	116,141

At statutory income tax rate of 29.5%	(25,340)	(57,334)	(34,262)

Permanent differences
Non-deductible expenses, net	(1,596)	(4,181)	(6,546)
Effect of tax-loss carry forward non-recognized	(1,068)	(791)	(187)

At the effective income tax rate of 33% in 2020 (2019: 32% and 2018: 35%)	(28,004)	(62,306)	(40,995)

The income tax expenses shown for the years ended December 31, 2020, 2019 and 2018 are:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Consolidated statement of profit or loss
Current	(25,779)	(41,709)	(42,959)
Deferred	(2,225)	(20,597)	1,964

	(28,004)	(62,306)	(40,995)

The income tax recorded directly to other comprehensive income represents a gain of S/5,659,000 during 2020, a gain of S/3,308,000 and a loss of S/13,287,000 during 2019 and 2018, respectively. Following is the composition of deferred income tax related to items recognized in OCI:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)

Tax effect on unrealized gain (loss) on available-for-sale financial asset	5,172	2,554	(1,675)
Tax effect on unrealized gain (loss) on derivative financial asset	487	754	(2,354)
Transfer to profit or loss hedge derivate financial instruments which changed to a trading condition.	-	-	(9,258)

Total deferred income tax in OCI	5,659	3,308	(13,287)

Other	-	-	(2,253)

Total deferred income tax in equity	-	-	(2,253)

As of December 31, 2020, 2019 and 2018, it is not necessary to recognize deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries. The Group has determined that the timing differences will be reversed by means of dividends to be received in the future that, according to the tax rules in effect in Peru, are not subject to income tax.

As of December 31, 2020, certain subsidiaries of the Group have tax loss carryforward of S/22,230,000 (2019: S/25,614,000). These tax losses carryforward do not expire, are related to subsidiaries that have a history of losses for some time and cannot be used to offset future taxable profits of other Group’s subsidiaries. No deferred assets have been recognized in relation to these tax loss carryforwards, since there are no possibilities of tax planning opportunities or other evidence of recovery in the near future.

For information purposes, the temporary difference associated with investments in subsidiaries, would generate an aggregate deferred tax liability amounting to S/80,357,000 (2019: S/83,822,000), which should not be recognized in the consolidated financial statements according with IAS 12.